Stock-based compensation	12 Months Ended
Dec. 31, 2012
Share-based Compensation [Abstract]
Stock-based compensation
Stock-based compensation
We have stock options outstanding to participants under various long-term incentive plans. We also have assumed stock options that were granted by companies that we later acquired. Unless the options are acquisition-related replacement options, the option price per share may not be less than 100 percent of the fair market value of our common stock on the date of the grant. Substantially all the options have a ten-year term and vest ratably over four years. Our options generally continue to vest after the option recipient retires.

We also have RSUs outstanding under the long-term incentive plans. Each RSU represents the right to receive one share of TI common stock on the vesting date, which is generally four years after the date of grant. Upon vesting, the shares are issued without payment by the grantee. RSUs generally do not continue to vest after the recipient’s retirement date. Holders of most RSUs receive an annual cash payment equal to the dividends paid on our common stock.

We have options and RSUs outstanding to non-employee directors under various director compensation plans. The plans generally provide for annual grants of stock options and RSUs, a one-time grant of RSUs to each new non-employee director and the issuance of TI common stock upon the distribution of stock units credited to deferred compensation accounts established for such directors.

We also have an employee stock purchase plan under which options are offered to all eligible employees in amounts based on a percentage of the employee’s compensation, subject to a cap. Under the plan, the option price per share is 85 percent of the fair market value on the exercise date, and options have a three-month term.

Total stock-based compensation expense recognized was as follows:

	For Years Ended December 31,
	2012	2011	2010
Stock-based compensation expense recognized in:
Cost of revenue (COR)	$48	$40	$36
Research and development (R&D)	71	58	53
Selling, general and administrative (SG&A)	127	121	101
Acquisition charges	17	50	—
Total	$263	$269	$190

These amounts include expense related to non-qualified stock options, RSUs and stock options offered under our employee stock purchase plan and are net of expected forfeitures.

We issue awards of non-qualified stock options generally with graded vesting provisions (e.g., 25 percent per year for four years). We recognize the related compensation cost on a straight-line basis over the minimum service period required for vesting of the award. For awards to employees who are retirement eligible or nearing retirement eligibility, we recognize compensation cost on a straight-line basis over the longer of the service period required to be performed by the employee in order to earn the award, or a six-month period.

Our RSUs generally vest four years after the date of grant. We recognize the related compensation costs on a straight-line basis over the vesting period.

Fair-value methods and assumptions
We account for all awards granted under our various stock-based compensation plans at fair value. We estimate the fair values for non-qualified stock options under long-term incentive and director compensation plans using the Black-Scholes option-pricing model with the following weighted average assumptions.

	2012	2011	2010
Weighted average grant date fair value, per share	$8.31	$10.37	$6.61
Weighted average assumptions used:
Expected volatility	30%	30%	32%
Expected lives (in years)	7.1	6.9	6.4
Risk-free interest rates	1.40%	2.61%	2.83%
Expected dividend yields	2.10%	1.51%	2.08%

We determine expected volatility on all options granted after July 1, 2005, using available implied volatility rates. We believe that market-based measures of implied volatility are currently the best available indicators of the expected volatility used in these estimates.

We determine expected lives of options based on the historical option exercise experience of our optionees using a rolling ten-year average. We believe the historical experience method is the best estimate of future exercise patterns currently available.

Risk-free interest rates are determined using the implied yield currently available for zero-coupon U.S. government issues with a remaining term equal to the expected life of the options.

Expected dividend yields are based on the approved annual dividend rate in effect and the current market price of our common stock at the time of grant. No assumption for a future dividend rate change is included unless there is an approved plan to change the dividend in the near term.

The fair value per share of RSUs that we grant is determined based on the closing price of our common stock on the date of grant.

Our employee stock purchase plan is a discount-purchase plan and consequently the Black-Scholes option-pricing model is not used to determine the fair value per share of these awards. The fair value per share under this plan equals the amount of the discount.

Long-term incentive and director compensation plans
Stock option and RSU transactions under our long-term incentive and director compensation plans during 2012 were as follows:

	Stock Options		RSUs
	Shares	Weighted Average Exercise Price per Share	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding grants, December 31, 2011	113,273,394	$25.79	23,358,846	$25.09
Granted	13,508,034	32.35	5,617,150	31.60
Vested RSUs	—	—	(4,182,928)	28.66
Expired and forfeited	(4,732,514)	29.78	(1,417,834)	26.76
Exercised	(22,409,816)	20.32	—	—
Outstanding grants, December 31, 2012	99,639,098	$27.73	23,375,234	$25.91

The weighted average grant date fair value of RSUs granted during the years 2012, 2011 and 2010 was $31.60, $33.20 and $23.47 per share, respectively. For the years ended December 31, 2012, 2011 and 2010, the total fair value of shares vested from RSU grants was $120 million, $155 million and $51 million, respectively.

Summarized information about stock options outstanding at December 31, 2012, is as follows:

	Stock Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding (Shares)	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price per Share	Number Exercisable (Shares)	Weighted Average Exercise Price per Share
$9.56 to 10.00	4,882	0.8	$9.56	4,882	$9.56
10.01 to 20.00	13,179,570	4.5	15.32	9,619,657	15.43
20.01 to 30.00	34,637,310	4.8	24.86	27,154,258	25.33
30.01 to 38.40	51,817,336	4.9	32.81	31,755,628	32.59
$9.56 to 38.40	99,639,098	4.8	$27.73	68,534,425	$27.30

During the years ended December 31, 2012, 2011 and 2010, the aggregate intrinsic value (i.e., the difference in the closing market price and the exercise price paid by the optionee) of options exercised was $244 million, $231 million and $140 million, respectively.

Summarized information as of December 31, 2012, about outstanding stock options that are vested and expected to vest, as well as stock options that are currently exercisable, is as follows:

	Outstanding Stock Options (Fully Vested and Expected to Vest) (a)	Options Exercisable
Number of outstanding (shares)	96,121,395	68,534,425
Weighted average remaining contractual life (in years)	4.7	3.3
Weighted average exercise price per share	$28.75	$27.30
Intrinsic value (millions of dollars)	$398	$300
(a) Includes effects of expected forfeitures of approximately 4 million shares. Excluding the effects of expected forfeitures, the aggregate intrinsic value of stock options outstanding was $414 million.

As of December 31, 2012, the total future compensation cost related to equity awards not yet recognized in the Consolidated statements of income was $460 million, consisting of $143 million related to unvested stock options and $317 million related to RSUs. The $460 million will be recognized as follows: $205 million in 2013, $153 million in 2014, $94 million in 2015 and $8 million in 2016.

Employee stock purchase plan
Options outstanding under the employee stock purchase plan at December 31, 2012, had an exercise price of $27.47 per share (85 percent of the fair market value of TI common stock on the date of automatic exercise). Of the total outstanding options, none were exercisable at year-end 2012.

Employee stock purchase plan transactions during 2012 were as follows:

	Employee Stock Purchase Plan (Shares)	Exercise Price
Outstanding grants, December 31, 2011	580,095	$25.29
Granted	2,931,354	25.64
Exercised	(2,829,498)	25.12
Outstanding grants, December 31, 2012	681,951	$27.47

The weighted average grant date fair value of options granted under the employee stock purchase plans during the years 2012, 2011 and 2010 was $4.52, $4.59 and $3.97 per share, respectively. During the years ended December 31, 2012, 2011 and 2010, the total intrinsic value of options exercised under these plans was $13 million, $10 million and $9 million, respectively.

Effect on shares outstanding and treasury shares
Our practice is to issue shares of common stock upon exercise of stock options generally from treasury shares and, on a limited basis, from previously unissued shares. We settled stock option plan exercises using treasury shares of 25,064,951 in 2012; 27,308,311 in 2011 and 19,077,274 in 2010; and previously unissued common shares of 180,955 in 2012; 390,438 in 2011 and 342,380 in 2010.

Upon vesting of RSUs, we issued treasury shares of 3,187,490 in 2012; 3,748,623 in 2011 and 1,392,790 in 2010, and previously unissued common shares of 4,593 in 2012; 73,852 in 2011, with none in 2010.

Shares available for future grant and reserved for issuance are summarized below:

	As of December 31, 2012
Shares	Long-term Incentive and Director Compensation Plans	Employee Stock Purchase Plan	Total
Reserved for issuance (a)	197,554,600	25,137,819	222,692,419
Shares to be issued upon exercise of outstanding options and RSUs	(123,143,365)	(681,951)	(123,825,316)
Available for future grants	74,411,235	24,455,868	98,867,103

(a) Includes 129,033 shares credited to directors’ deferred compensation accounts that settle in shares of TI common stock. These shares are not included as grants outstanding at December 31, 2012.

Effect on cash flows
Cash received from the exercise of options was $523 million in 2012, $690 million in 2011 and $407 million in 2010. The related net tax impact realized was $56 million, $45 million and $21 million (which includes excess tax benefits realized of $38 million, $31 million and $13 million) in 2012, 2011 and 2010, respectively.